CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 20, 2016	Dec. 19, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 42,393,000	$ 40,041,000			$ 6,741,000	$ 16,305,000	$ 10,282,000
Accounts receivable trade, net of allowance for doubtful accounts of $2,867 and $2,144, respectively	148,372,000	75,892,000				79,479,000
Accounts receivable, related parties	433,000	135,000				224,000
Inventories	852,000	1,001,000				701,000
Prepaid expenses and other current assets	13,495,000	7,586,000				10,408,000
Total current assets	205,545,000	124,655,000				107,117,000
Property and equipment	815,002,000	739,386,000				736,418,000
Accumulated depreciation	(535,456,000)	(490,519,000)				(367,726,000)
Property and equipment, net	279,546,000	248,867,000				368,692,000
Goodwill	25,091,000	12,242,000				150,771,000	171,139,000
Other intangible assets, net	35,351,000	11,586,000				19,840,000
Other assets	7,216,000	7,716,000				3,828,000
Total assets	552,749,000	405,066,000				650,248,000
Current liabilities
Accounts payable	11,751,000	10,796,000				9,745,000
Accounts payable and accrued expenses, related parties	1,246,000	648,000				112,000
Accrued salaries and benefits	8,595,000	2,511,000				2,658,000
Accrued insurance	11,008,000	10,338,000				16,437,000
Accrued expenses and other current liabilities	39,713,000	22,091,000				14,293,000
Total current liabilities	72,313,000	46,384,000				65,550,000
Accrued lease obligations	18,100,000	15,946,000
Other long term liabilities	8,008,000	8,028,000				11,582,000
Long-term debt, net of current maturities		0				2,900,000
Total liabilities	98,421,000	70,358,000				322,473,000
Commitments and contingencies (Note 8)
Preferred stock
Additional paid-in capital	206,158,000	113,175,000
Accumulated deficit	(8,207,000)	(1,043,000)
Total stockholders' equity	198,641,000	112,716,000				317,154,000
Noncontrolling interests	255,687,000	221,992,000				10,621,000
Total equity	454,328,000	334,708,000	$ 337,768,000	$ 40,520,000		327,775,000	$ 413,050,000
Total liabilities and equity	552,749,000	405,066,000				$ 650,248,000
Class A-1 common stock
Current liabilities
Common stock		161,000
Total equity		161,000	161,000
Class A common stock
Current liabilities
Common stock	305,000	38,000
Total equity	305,000	38,000	38,000
Class B common stock
Current liabilities
Common stock	385,000	385,000
Total equity	$ 385,000	$ 385,000	$ 385,000